PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 94.9%
Argentina 6.3%
MercadoLibre, Inc.*	127,728	$227,293,253
Canada 5.4%
Shopify, Inc. (Class A Stock)*	175,983	193,333,164
China 9.7%
Meituan (Class B Stock)*	2,257,203	103,259,242
Tencent Holdings Ltd.	1,065,193	93,790,896
Wuxi Biologics Cayman, Inc., 144A*	10,686,709	150,462,011
		347,512,149
France 15.6%
Dassault Systemes SE	416,419	83,317,093
Hermes International	24,916	25,432,356
Kering SA	100,194	65,525,264
L’Oreal SA	290,236	102,096,142
LVMH Moet Hennessy Louis Vuitton SE	235,882	142,485,526
Pernod Ricard SA	465,687	87,968,587
Remy Cointreau SA(a)	291,845	54,238,016
		561,062,984
Germany 0.7%
Hypoport SE*	38,694	26,427,774
Hong Kong 2.8%
Techtronic Industries Co. Ltd.	6,673,440	100,352,064
Israel 6.3%
Nice Ltd., ADR*	429,309	112,169,855
Wix.com Ltd.*	453,298	111,987,271
		224,157,126
Italy 4.7%
Brunello Cucinelli SpA*(a)	1,437,015	57,563,918
Ferrari NV	534,698	111,520,283
		169,084,201
Japan 6.1%
GMO Payment Gateway, Inc.	492,243	70,156,253

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Keyence Corp.	174,957	$93,923,586
Menicon Co. Ltd.	879,017	52,870,808
		216,950,647
Netherlands 8.6%
Adyen NV, 144A*	100,539	210,277,582
ASML Holding NV	185,976	99,600,067
		309,877,649
Switzerland 3.7%
Alcon, Inc.*	638,412	45,579,260
Givaudan SA	21,979	88,604,007
		134,183,267
Taiwan 10.1%
Sea Ltd., ADR*	1,031,211	223,473,736
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,126,801	136,928,857
		360,402,593
United Kingdom 6.8%
Abcam PLC	3,380,379	76,946,916
Experian PLC	2,284,719	79,936,286
Farfetch Ltd. (Class A Stock)*	1,398,590	85,649,652
		242,532,854
United States 8.1%
Atlassian Corp. PLC (Class A Stock)*	448,177	103,587,150
Lululemon Athletica, Inc.*	282,440	92,832,379
Spotify Technology SA*	301,970	95,120,550
		291,540,079

Total Common Stocks (cost $2,452,898,751)		3,404,709,804

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description		Shares		Value
Preferred Stock 4.1%
Germany
Sartorius AG (PRFC) (cost $80,230,520)			294,537	$147,012,876

Total Long-Term Investments (cost $2,533,129,271)				3,551,722,680
Short-Term Investments 2.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	78,409,464	78,409,464
PGIM Institutional Money Market Fund (cost $7,859,403; includes $7,855,610 of cash collateral for securities on loan)(b)(wa)	7,882,713	7,879,561

Total Short-Term Investments (cost $86,268,867)				86,289,025

TOTAL INVESTMENTS 101.4% (cost $2,619,398,138)				3,638,011,705
Liabilities in excess of other assets (1.4)%				(51,081,121)

Net Assets 100.0%				$3,586,930,584

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,509,875; cash collateral of $7,855,610 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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